Inventories	12 Months Ended
Mar. 31, 2025
Inventories [Abstract]
INVENTORIES
10.INVENTORIES
Inventories consist of the following:

	March 31, 2025	March 31, 2024
Concentrate inventory	$1,800	$1,525
Stockpile	2,553	2,176
Material and supplies	3,675	3,694
	$8,028	$7,395
The amount of inventories recognized as expense during the year ended March 31, 2025 was $139.4 million (year ended March 31, 2024 - $115.9 million).